OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden
hours per response... 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2014

Common Stock - 100.0%

AIRLINES - 1.1%
Spirit Airlines, Inc. (a)	18,872	$1,193,465

BANKS - 4.9%
Bryn Mawr Bank Corporation	7,752	225,738
Central Pacific Financial Corp.	60,396	1,198,861
CoBiz Financial, Inc.	105,795	1,139,412
F.N.B. Corporation	142,479	1,826,581
WSFS Financial Corporation	15,845	1,167,301
		5,557,893
BUILDING PRODUCTS - 4.1%
Builders FirstSource, Inc. (a)	149,860	1,120,953
Drew Industries Incorporated	24,497	1,225,095
NCI Building Systems, Inc. (a)	70,622	1,372,185
Trex Company, Inc. (a)	30,360	874,975
		4,593,208
CHEMICALS - 3.7%
Cambrex Corporation (a)	80,834	1,673,264
Ferro Corporation (a)	202,790	2,547,042
		4,220,306
COMMERCIAL SERVICES & SUPPLIES - 6.5%
Acacia Research Corporation - Acacia Technologies (b)	18,928	335,972
Kforce, Inc.	119,646	2,590,336
On Assignment, Inc. (a)	24,486	870,967
WageWorks, Inc. (a)	37,639	1,814,576
Waste Connections, Inc.	34,671	1,683,277
		7,295,128
COMMUNICATIONS EQUIPMENT - 2.9%
Allot Communications Ltd. (a)(b)	66,668	870,017
NICE-Systems Ltd.(c)	37,139	1,515,643
Ubiquiti Networks, Inc. (a)(b)	19,148	865,298
		3,250,958
CONSTRUCTION & ENGINEERING - 1.0%
MasTec, Inc. (a)	37,296	1,149,463

DIVERSIFIED FINANCIALS - 6.9%
Cardtronics, Inc.	57,442	1,957,623
Euronet Worldwide, Inc. (a)	14,197	684,863
Hercules Technology Growth Capital, Inc. (b)	69,451	1,122,328
ICG Group, Inc. (a)	141,492	2,954,353
Greenhill & Co., Inc.	21,325	1,050,256
		7,769,423
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Finisar Corporation (a)	48,960	966,960
Greatbatch, Inc. (a)	22,848	1,120,923
		2,087,883
ENERGY EQUIPMENT & SERVICES - 2.2%
Core Laboratories N.V.	14,258	2,381,941
Hornbeck Offshore Services, Inc. (a)	2,164	101,535
		2,483,476
FOOD & DRUG RETAILING - 0.9%
United Natural Foods, Inc. (a)	15,908	1,035,611

FOOD PRODUCTS - 1.4%
Boulder Brands Inc. (a)	107,728	1,527,583

HEALTH CARE EQUIPMENT & SUPPLIES - 7.7%
Accuray Incorporated (a)(b)	183,837	1,617,766
Applied Optoelectronics, Inc.	44,811	1,039,615
BioTelemetry, Inc. (a)	260,995	1,871,334
Cardiovascular Systems, Inc. (a)	20,731	645,978
LDR Holding Corporation	21,676	542,117
Natus Medical, Inc. (a)	71,079	1,786,926
Spectranetics Corporation (The) (a)	35,653	815,741
STAAR Surgical Company (a)	18,204	305,827
		8,625,304
HEALTH CARE PROVIDERS & SERVICES - 3.5%
Catamaran Corporation (a)	18,875	833,520
Henry Schein, Inc. (a)	17,129	2,032,698
Select Medical Holdings Corporation	67,623	1,054,919
		3,921,137
HOTELS, RESTAURANTS & LEISURE - 2.2%
AMC Entertainment Holdings, Inc.	45,925	1,142,155
National CineMedia, Inc.	75,646	1,324,561
		2,466,716
HOUSEHOLD DURABLES - 1.0%
Standard Pacific Corp. (a)	127,431	1,095,907

INSURANCE - 0.6%
United Insurance Holdings Corp.	41,484	716,014

INTERNET SOFTWARE & SERVICES - 0.8%
Brightcove Inc. (a)	83,382	878,846

IT CONSULTING & SERVICES - 5.7%
Alliance Data Systems Corporation (a)	19,458	5,472,562
EPAM Systems, Inc. (a)	22,996	1,006,075
		6,478,637
MEDIA - 10.2%
Cinemark Holdings, Inc.	60,052	2,123,439
Entravision Communications Corporation, Class A	273,333	1,700,131
Gray Television, Inc. (a)	83,760	1,099,769
IMAX Corporation (a)	93,537	2,663,934
Nexstar Broadcasting Group, Inc., Class A	34,576	1,784,467
Regal Entertainment Group, Class A (b)	98,288	2,073,877
		11,445,617
OIL & GAS - 1.8%
Bonanza Creek Energy, Inc.	24,654	1,409,962
Matador Resources Company	21,345	624,982
		2,034,944
PERSONAL PRODUCTS - 2.0%
Elizabeth Arden, Inc.	22,325	478,202
Nu Skin Enterprises, Inc., Class A	23,521	1,739,613
		2,217,815
PHARMACEUTICALS - 4.4%
Orexigen Therapeutics, Inc. (a)(b)	181,625	1,122,442
Proto Labs, Inc.	43,824	3,590,062
Tetraphase Pharmaceuticals, Inc. (a)	14,277	192,597
		4,905,101
REAL ESTATE - 10.0%
Brandywine Realty Trust	59,796	932,818
DuPont Fabros Technology, Inc.	43,274	1,166,667
Education Realty Trust, Inc.	110,670	1,188,596
EPR Properties	95,465	5,333,630
Hersha Hospitality Trust	284,803	1,911,028
Physicians Realty Trust	36,992	532,315
Terreno Realty Corporation	12,541	242,418
		11,307,472
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.1%
8x8, Inc. (a)	155,003	1,252,424
Cabot Microelectronics Corporation	24,838	1,109,017
		2,361,441
SOFTWARE - 3.1%
Ambarella, Inc. (a)(b)	54,071	1,685,934
Control4 Corporation (a)(b)	63,569	1,243,410
Verint Systems, Inc. (a)	11,222	550,439
		3,479,783
SPECIALTY RETAIL - 5.3%
Asbury Automotive Group, Inc. (a)	43,056	2,959,669
Pier 1 Imports, Inc.	93,170	1,435,750
Restoration Hardware Holdings, Inc. (a)	17,165	1,597,203
		5,992,622
TEXTILES & APPAREL - 2.2%
Kate Spade & Company (a)	64,190	2,448,207

TOTAL COMMON STOCK
(Cost $ 81,369,612)		112,539,960

SHORT TERM INVESTMENTS - 0.6%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
0.0%, 07/01/14, (Dated 06/30/14), Collateralized by $480,000 par
U.S. Treasury Note - 8.125% due 08/15/2021,
Market Value $687,069, Repurchase Proceeds $671,303
(Cost $ 671,303)	$671,303	$671,303

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.6%
(Cost $ 82,040,915)		113,211,263

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 8.8%

Money Market - 8.8%
Western Asset Institutional Cash Reserves - Inst.
(Cost $9,963,342)		9,963,342

TOTAL INVESTMENTS - 109.04%		123,174,605
(Cost $ 92,004,257)
OTHER ASSETS & LIABILITIES (NET) - (9.4%)		(10,602,937)
NET ASSETS - 100%		$112,571,668

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Columbia Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 20, 2014
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$99,716,847	$-	$-	$99,716,847
Depository Receipts	1,515,643	-	-	1,515,643
Real Estate Inv. Trusts	11,307,470	-	-	11,307,470
Short Term Investments	9,963,342	671,303	-	10,634,645
Total	$122,503,302	$671,303	-	$123,174,605

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.  Small Cap had  no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2014

Common Stock - 99.6%

	Shares	Value
AEROSPACE & DEFENSE - 1.6%
Precision Castparts Corp.	2,214	$558,814
United Technologies Corporation	13,118	1,514,473
		2,073,287
BEVERAGES - 3.6%
Coca-Cola Company (The)	108,011	4,575,346

CHEMICALS - 0.9%
Monsanto Company	8,174	1,019,625
Syngenta AG (c)	2,317	173,311
		1,192,936
COMMUNICATIONS EQUIPMENT - 2.1%
QUALCOMM Incorporated	33,920	2,686,464

COMPUTERS & PERIPHERALS - 9.0%
Apple, Inc.	39,243	3,646,852
EMC Corporation	44,397	1,169,417
Hewlett-Packard Company	16,771	564,848
International Business Machines	33,701	6,108,980
		11,490,097
DISTRIBUTORS - 0.2%
Genuine Parts Company	2,956	259,537

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Emerson Electric Co.	16,134	1,070,652

FOOD PRODUCTS - 1.7%
Nestle, S.A. (c)	19,105	1,483,885
Unilever N.V. (c)	16,110	704,974
		2,188,859
FOOD STAPLES & DRUG RETAILING - 7.0%
Costco Wholesale Corporation	7,072	814,412
CVS Caremark Corporation	10,343	779,552
General Mills, Inc.	10,290	540,637
PepsiCo, Inc.	32,314	2,886,933
SYSCO Corporation	17,520	656,124
Walgreen Co.	6,612	490,147
Wal-Mart Stores, Inc.	37,377	2,805,891
		8,973,696
HEALTH CARE EQUIPMENT & SERVICES - 7.9%
Baxter International, Inc.	11,444	827,401
Becton, Dickinson and Company	5,570	658,931
Covidien plc	7,589	684,376
Express Scripts, Inc. (a)	40,357	2,797,951
Medtronic, Inc.	25,985	1,656,803
Stryker Corporation	8,614	726,332
UnitedHealth Group, Inc.	23,861	1,950,637
Zimmer Holdings, Inc. (a)	7,110	738,445
		10,040,876
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Laboratory Corporation of America Holdings (a)	3,408	348,979
WellPoint, Inc.	6,389	687,520
		1,036,499
HOTELS, RESTAURANTS & LEISURE - 1.7%
McDonald's Corporation	16,520	1,664,225
Starbucks Corporation (a)	5,458	422,340
		2,086,565
HOUSEHOLD PRODUCTS - 6.0%
Church & Dwight Co., Inc.	2,573	179,981
Colgate-Palmolive Company	26,968	1,838,678
Kimberly-Clark Corporation	5,437	604,703
Procter & Gamble Company	60,828	4,780,473
Reckitt Benckiser Group plc (a)	2,463	214,528
		7,618,363
INDUSTRIAL CONGLOMERATES - 1.9%
3M Company	16,578	2,374,633

IT CONSULTING & SERVICES - 1.2%
Accenture plc	12,288	993,362
Automatic Data Processing, Inc.	3,921	310,857
Cognizant Technology Solutions Corporation (a)	4,768	233,203
		1,537,422
MACHINERY - 1.3%
Danaher Corporation	11,273	887,523
Illinois Tool Works Inc.	8,124	711,338
		1,598,861
MULTILINE RETAIL - 0.3%
Target Corporation	6,652	385,483

OIL & GAS - 5.2%
Chevron Corporation	36,953	4,824,214
Exxon Mobil Corporation	18,546	1,867,211
		6,691,425
PHARMACEUTICALS & BIOTECHNOLOGY - 17.4%
Abbott Laboratories	48,534	1,985,041
Allergan, Inc.	3,861	653,358
Amgen, Inc.	13,253	1,568,758
AstraZeneca plc (c)	28,182	2,094,204
Bristol-Myers Squibb Company	23,991	1,163,803
Eli Lilly and Company	19,637	1,220,832
Gilead Sciences, Inc. (a)	8,103	671,820
GlaxoSmithKline plc (c)	37,092	1,983,680
Johnson & Johnson	61,462	6,430,155
Merck & Co., Inc.	12,811	741,116
Novartis AG (c)	19,944	1,805,530
Pfizer Inc.	39,118	1,161,022
Roche Holding Ltd. (c)	18,808	701,539
		22,180,858
RETAILING - 0.4%
TJX Companies, Inc. (The)	9,383	498,706

SOFTWARE & SERVICES - 20.2%
Adobe Systems Incorporated	7,648	553,409
Cisco Systems, Inc.	169,147	4,203,303
eBay, Inc. (a)	20,771	1,039,796
Google, Inc. (a)	5,037	2,944,983
Google, Inc. C (a)	5,037	2,897,685
Intuit Inc.	5,469	440,419
MasterCard Incorporated	9,974	732,790
Microsoft Corporation	155,513	6,484,892
Oracle Corporation	143,403	5,812,124
SAP AG (b)(c)	9,048	696,696
		25,806,097
SPECIALTY RETAIL - 0.3%
Bed Bath & Beyond Inc.	7,157	410,668

TEXTILES & APPAREL - 0.8%
Nike, Inc.	13,373	1,037,076

TOBACCO - 6.6%
British American Tobacco p.l.c. (c)	11,034	1,313,929
Japan Tobacco Inc. (a)	20,000	724,000.00
Lorillard, Inc.	8,027	489,406
Philip Morris International, Inc.	69,561	5,864,688
		8,392,023
TRADING COMPANIES & DISTRIBUTION - 0.2%
W.W. Grainger, Inc.	902	229,352

WIRELESS TELECOMMUNICATIONS - 0.5%
NTT DOCOMO, Inc. (a)(b)(c)	37,350	638,312

TOTAL COMMON STOCK		127,074,093
(Cost $107,361,189)

Short Term Investments - 0.4%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	529,844	$529,844
.0%, 07/01/14, (Dated 06/30/14), Collateralized by 380,000 par
U.S. Treasury Note - 8.125% due 08/15/2021,
Market Value $543,930, Repurchase Proceeds $529,844
(Cost $529,844)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100%
(Cost $107,891,033)		127,603,937

Money Market - 0.7%
Western Asset Institutional Cash Reserves - Inst.
(Cost $930,500)	930,500	930,500

TOTAL INVESTMENTS 100.7%		$128,534,437
(Cost $108,821,533)
OTHER ASSETS & LIABILITIES (NET) - (0.7%)		(933,909)
NET ASSETS - 100%		$127,600,528

(a) Non-Income producing security
(b)	All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2014
	Level 1	Level 2	Level 3	Total

Quality
Common Stock*	115,478,033	-	-	$115,478,033
Depository Receipts	11,596,060	-	-	11,596,060
Short Term Investments	930,500	529,844	-	1,460,344
Total	$128,004,593	$529,844	-	$128,534,437

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.  Quality had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2014

Common Stock - 70.6%
	Shares	Value
BRAZIL - 5.5%
Ambev SA (c)	149,030	$1,049,171
Banco do Brasil S.A.	94,412	1,064,684
BM&F Bovespa S.A.	111,024	583,939
CIA Paranaense de Energia (c)(b)	29,309	448,721
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	138,900	871,119
Even Construtora e Incorporadora S.A.	191,600	569,514
EZ Tec Empreendimentos e Participacoes S.A.	42,835	455,253
JBS S.A.	219,300	756,344
Petroleo Brasileiro S.A.	72,283	532,708
Petroleo Brasileiro S.A. (c)	65,765	1,028,565
Sao Martinho S.A.	15,318	278,054
Sul America S.A.	80,118	569,000
Vale S.A.	44,953	596,490
		8,803,562
CHINA - 8.4%
Bank of China Ltd., H	3,943,392	1,765,554
China BlueChemical Ltd. H	272,000	148,103
China Construction Bank Corporation (a)	3,146,422	2,379,009
China Life Insurance Co,. Limited	99,000	259,306
China Petroleum & Chemical Corporation	1,735,810	1,657,354
China Power International Development Ltd. (b)	550,000	216,443
China Shenhua Energy Co., Ltd. (a)(b)	168,605	487,304
China Yuchai International Ltd.	14,573	309,239
Dongfeng Motor Group Company Limited	198,881	356,176
Fosun International	216,000	285,945
Giant Interactive Group, Inc. (c)	8,994	106,489
Guangzhou R&F Properties Co., Ltd. H	79,200	97,591
Industrial & Commercial Bank of China Ltd.	1,639,911	1,036,807
Kingsoft Corporation Ltd. (b)	228,000	686,915
Mindray Medical International Ltd. (b)(c)	12,441	391,892
PetroChina Company Limited	935,778	1,180,846
Ping An Insurance Group H Share	36,000	278,467
Sino Biopharmaceutical Limited	560,000	458,098
SINOPEC Engineering (Group) Co., Ltd. Class H	352,000	396,950
Sinotrans Ltd. H Shares	662,000	427,934
Tong Ren Tang Technologies Co., Ltd. H (b)	94,000	136,325
Zhejiang Expressway Co., Ltd.	400,000	403,597
		13,466,344
COLOMBIA - 0.3%
Ecopetrol S.A. (c)	14,251	513,749

CZECH REPUBLIC - 0.2%
CEZ A.S. (a)(b)	10,307	311,077

HONG KONG - 6.4%
Agile Property Holdings Ltd. (b)	400,000	281,795
Central China Real Estate Ltd.	252,371	64,474
Champion Real Estate Investment Trust	504,000	234,107
China Mobile Limited	215,779	2,093,671
China South City Holdings Limited (b)	394,000	207,414
Chongqing Rural Commercial Bank Co.	838,687	388,486
CNOOC Limited	956,218	1,722,360
COSCO International Holdings Ltd.	173,193	70,392
Dongyue Group Ltd. (b)	410,000	170,871
FIH Mobile Ltd. (a)	663,000	422,593
Geely Automobile Holdings Ltd.	1,740,000	612,905
Giordano International Limited	326,000	192,227
KWG Property Holding Limited	568,919	326,657
Shanghai Industrial Holdings Limited	60,000	183,477
Shun Tak Holdings Ltd. (a)	270,000	136,911
SJM Holdings Limited	253,000	632,639
Soho China Limited	842,479	659,826
Tencent Holdings Limited	118,000	1,804,188
		10,204,993
HUNGARY - 0.3%
Richter Gedeon Nyrt	28,085	538,731

INDIA - 6.3%
Allahabad Bank	29,921	72,085
Andhra Bank	214,842	367,208
Bajaj Holdings & Investment Limited	11,984	252,054
Bank of Baroda	16,624	242,333
Bharat Petroleum Corporation Ltd.	38,113	380,211
Cairn India Ltd.	20,649	125,346
Chambal Fertilizers & Chemicals Ltd.	128,923	123,896
Gitanjali Gems Limited	62,659	96,106
HDFC Bank Ltd. (c)	5,128	240,093
Hexaware Technologies Limited	192,114	504,521
Housing Development Finance Corp Ltd. (a)	14,075	230,976
Indiabulls Housing Finance Limited	158,659	1,002,286
Indian Bank	104,046	317,440
Infosys Technologies Ltd. (c)	7,778	418,223
Oil and Natural Gas Corp. Limited	176,612	1,246,517
Oil India Limited	16,727	162,723
Power Finance Corporation Limited	146,519	746,663
Reliance Industries Ltd.	14,789	249,233
Rural Electrification Corporation Limited	202,813	1,217,148
South Indian Bank Ltd. (a)	179,919	94,529
Syndicate Bank	174,771	511,426
Tata Consultancy Services Ltd.	4,185	167,967
UCO Bank	259,116	451,283
United Phosphorus Limited	161,084	916,099
		10,136,366
INDONESIA - 0.7%
PT Bank Bukopin Tbk	2,989,500	157,607
PT PP London Sumatra Indonesia Tbk	1,256,840	245,431
PT Surya Semesta Internusa Tbk	1,206,000	69,685
PT Telekomunikasi Indonesia Persero Tbk	2,823,290	587,044
		1,059,767
ISRAEL - 0.4%
First International Bank of Israel Ltd.	4,735	75,944
Mizrahi Tefahot Bank Ltd.	44,721	578,669
		654,613
MALAYSIA - 2.8%
Affin Holdings Berhad	161,900	166,892
Berjaya Sports Toto Berhad	121,925	147,328
British American Tobacco (Malaysia) Berhad	21,344	435,654
DRB-HICOM Berhad	221,399	152,380
Genting Malaysia Berhad	388,609	508,302
JCY International Berhad	341,400	74,425
KLCC Property Holdings Berhad	66,800	135,847
Kuala Lumpur Kepong Berhad	47,200	355,727
Lafarge Malaysia Berhad	33,880	103,930
Malaysia Building Society Berhad	437,112	295,401
Parkson Holdings Berhad (a)	124,868	100,330
Petronas Chemicals Group Berhad	174,200	367,279
Telekom Malaysia Berhad	205,478	406,349
Tenaga Nasional Berhad	158,900	602,741
UMW Holdings Berhad	179,293	609,741
		4,462,326
MEXICO - 2.7%
America Movil S.A.B. de C.V., Series L	934,370	971,100
Fomento Economico Mexicano S.A.B. (c)	2,734	256,039
GRUMA, S.A.B. de C.V., Series B (a)	108,807	1,302,565
Grupo Aeroportuario del Pacifico S.A.B. (c)	5,600	378,672
Grupo Carso SAB de C.V., Series A1	55,000	285,810
Grupo Financiero Banorte SAB de C.V.	28,800	206,016
Grupo Herdez, S. A. B. de C. V., Series	13,854	42,341
Grupo Mexico S.A.B. de C.V., Series B	90,198	301,051
Grupo Televisa S.A.B. (c)	11,859	406,882
Organizacion Soriana S.A.B. de C.V., Series B (a)	20,200	66,627
Wal-Mart de Mexico, S.A.B. de C.V.	37,400	100,290
		4,317,393
PHILIPPINES - 0.4%
Aboitiz Equity Ventures, Inc.	46,340	59,451
Alliance Global Group, Inc.	588,600	392,400
Rizal Commercial Banking Corporation	58,690	71,262
Universal Robina Corporation	47,920	169,394
		692,507
POLAND - 1.2%
Asseco Poland S.A.	6,825	92,438
KGHM Polska Miedz S.A.	17,677	724,427
PGE S.A.	132,280	943,068
Tauron Polska Energia S.A. (a)	137,757	234,528
		1,994,461
QATAR - 0.3%
Commercial Bank of Qatar Q.S.C.	2,977	50,617
Doha Bank Q.S.C.	6,473	96,368
Masraf Al Rayan Q.S.C.	9,265	115,793
Ooredoo Q.S.C.	2,453	80,114
Qatar Electricity & Water Company Q.S.C.	1,095	52,004
Qatar Islamic Bank SAQ	2569	57,934
Qatar National Bank SAQ	2,056	92,222
		545,052
RUSSIA - 4.0%
Gazprom (c)	180,222	1,570,635
LUKoil (c)	27,821	1,661,192
Magnit OJSC (Reg S) (d)	2,789	164,551
Mail.ru Group Ltd. (a)(d)	4,212	148,473
MegaFon (a)(d)	8,247	259,780
Mobile TeleSystems (c)	13,485	266,194
Norilsk Nickel Mining and Metallurgical Co. (c)	26,342	521,835
PhosAgro (d)	9,427	118,026
Sberbank of Russia (a)(c)	101,115	1,024,295
Severstal (d)	59,106	480,236
Sistema JSFC (Reg S) (a)(b)(d)	8,812	271,410
		6,486,627
SINGAPORE - 0.8%
ComfortDelGro Corporation Limited	380,000	762,042
DBS Group Holdings Ltd.	11,000	147,796
UOL Group Limited	76,000	397,482
		1,307,320
SOUTH AFRICA - 5.7%
African Rainbow Minerals Limited	23,435	412,464
Barloworld Limited	42,061	400,760
FirstRand Limited	336,453	1,290,214
Gold Fields Ltd. (c)	93,079	346,254
Imperial Holdings Limited	35,437	666,955
Liberty Holdings Limited	67,904	830,708
Mondi Limited	17,427	317,955
MTN Group Limited	39,638	835,507
Naspers Limited N Shs	9,062	1,067,673
Reunert Limited	26,510	161,807
RMB Holdings Ltd.	161,113	797,340
Sasol Ltd.	32,879	1,956,558
Tongaat Hulett Limited	7,879	110,038
		9,194,233
SOUTH KOREA - 9.7%
Daelim Industrial Co., Ltd.	8,741	728,273
Daewoong Pharmaceutical Company Ltd.	1,622	94,261
Daishin Securities Company	9,781	84,006
Daou Technology, Inc.	21,495	246,434
DGB Financial Group Inc.	12,280	183,872
GS Home Shopping, Inc.	544	129,683
Hana Financial Group, Inc.	11,700	433,633
Hankook Tire Co. Ltd.	8,910	197,697
Hanwha Corporation	8,370	213,841
Hyundai Motor Company Ltd.	5,986	1,357,765
Industrial Bank of Korea	45,960	613,224
Kangwon Land Inc.	7,320	214,869
KB Financial Group Inc.	2,750	95,671
KCC Corporation	1,393	849,457
Kia Motors Corporation	8,599	481,027
KT Corporation	10,020	302,541
KT&G Corporation	8,703	769,834
LG Display Co., Ltd. (a)	1,240	38,972
LG Fashion Corp.	6,440	175,989
Meritz Fire & Marine Insurance Co., Ltd.	16,280	198,713
Naver Corp.	365	301,221
POSCO	869	261,095
Samsung Electronics Company, Ltd.	3,776	4,933,655
Shinhan Financial Group Co., Ltd.	5,260	243,557
SK Holdings Co., Ltd.	3,310	597,030
SK Hynix Inc. (a)	5,970	286,463
SK Innovation Co., Ltd.	1,879	209,851
SK Telecom Co., Ltd. (c)	17,436	452,290
Soulbrain Co., Ltd.	8,605	293,410
Sungwoo Hitech Co., Ltd.	41,550	572,863
		15,561,197
TAIWAN - 10.8%
ASUSTeK Computer, Inc.	108,488	1,209,944
Chailease Holding Co., Ltd. (a)	97,200	244,481
Chicony Electronics Co., Ltd.	116,473	314,412
Chinatrust Financial Holding Co., Ltd.	935,570	623,546
Chunghwa Telecom Co., Ltd.	212,600	684,980
Farglory Land Development Co., Ltd.	248,302	338,049
Fubon Financial Holding Co., Ltd.	681,000	984,163
Highwealth Construction Corp.	131,916	295,130
Hon Hai Precision Industry Co., Ltd.	332,209	1,112,630
Inventec Corporation	716,000	685,833
Lite-On Technology Corp.	398,994	666,148
Pegatron Corporation	93,416	178,335
Phison Electronics Corp.	104,015	837,819
Pou Chen Corporation	619,631	746,056
Powertech Technology, Inc.	324,000	585,974
President Chain Store Corp.	134,915	1,079,934
Radiant Opto-Electronics Corporation	202,409	867,719
Realtek Semiconductor Corporation	136,000	430,893
Taiwan Semiconductor Manufacturing Co., Ltd.	658,270	2,788,906
TECO Electric & Machinery Co., Ltd.	934,983	1,075,647
Uni-President Enterprises Corporation	588,424	1,056,317
United Microelectronics Corporation	1,119,401	560,488
		17,367,404
THAILAND - 1.7%
Delta Electronics PCL Nvdr	104,500	201,240
Electricity Generating PCL	52,679	224,805
Kiatnakin Bank PCL	169,100	229,253
Krung Thai Bank PCL	1,559,646	1,004,363
PTT Global Chemical PCL	363,400	755,800
Thanachart Capital PCL	302,000	328,008
		2,743,469
TURKEY - 1.7%
Eis Eczacibasi Ilac Ve Sinai	279,198	287,269
Enka İnşaat ve Sanayi A.Ş.	95,128	258,164
Eregli Demir ve Celik Fabrikalari T.A.S. (b)	561,594	1,004,574
Gubre Fabrikalari TAS (a)(b)	101,756	215,159
Tekfen Holding A.S. (a)	94,774	228,129
Tofas Turk Otomobil Fabrikasi A.S.	46,298	287,348
Turkiye Sise ve Cam Fabrikalari A.S.	344,784	484,935
		2,765,578
UNITED ARAB EMERATES - 0.3%
Abu Dhabi Commercial Bank	51,168	98,357
Aldar Properties PJSC	49,296	41,608
DP World Ltd.	2,836	55,869
Dubai Financial Market PJSC	57,582	40,919
Emaar Properties PJSC	43,593	99,820
First Gulf Bank PJSC	34,847	150,857
National Bank of Abu Dhabi PJSC	16,726	64,667
		552,097
TOTAL COMMON STOCK
(Cost $104,340,421)		113,678,866

Preferred Stock - 2.2%
BRAZIL - 2.2%
Banco Bradesco S.A.	35,889	521,984
Banco do Estado do Ria Grande do Sul S.A.	48,930	238,699
Eletropaulo Metropolitana S.A.	34,480	168,207
Itau Unibanco Holding S.A.	53,370	774,296
Itausa-Investimentos Itau S.A.	319,000	1,257,991
Vale S.A., Class A	44,571	532,967
TOTAL PREFERRED STOCK
(Cost $4,640,871)		3,494,144

Exchange Traded Funds - 2.6%
United States -2.6%
iShares MSCI Emerging Markets Index Fund	97,897	4,232,087
(Cost $3,950,606)

Mutual Funds - 23.7%
United States - 23.7%
Pear Tree PanAgora Risk Parity Emerging Markets Fund*
(Cost $35,508,802)	3,499,476	38,074,296

Short Term Investments - 0.5%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	803,539	$803,539
.0%, 07/01/14, (Dated 06/30/14), Collateralized by 575,000 par
U.S. Treasury Note - 8.125% due 08/15/2021,
Market Value $823,052, Repurchase Proceeds $803,539
(Cost $803,539)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $149,244,239)		160,282,932

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.8%

Money Market - 2.8%
Western Asset Institutional Cash Reserves - Inst.
(Cost $4,521,204)	$4,521,204	$4,521,204

TOTAL INVESTMENTS - 102.4%
(Cost $153,765,443)		164,804,136
OTHER ASSETS & LIABILITIES (Net) - (2.4%)		(3,905,241)
NET ASSETS - 100%		$160,898,895

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Dynamic Emerging Markets Fund.

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c)	ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		19.8%
Information Technology		12.9%
Energy		9.1%
Consumer Discretionary		7.2%
Materials		5.7%
Industrials		5.4%
Consumer Staples		5.1%
Telecommunication Services		4.4%
Utilities		2.0%
Health Care		1.2%
Exchange Traded Funds		2.6%
Mutual Funds		23.7%
Cash and Other Assets (Net)		0.9%

Pear Tree PanAgora Dynamic Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credi1t risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2014
	Level 1	Level 2	Level 3	Total

Emerging Markets
Common Stock*	97,472,778	2,743,469	-	100,216,247
Common Stock Units	568,999	-	-	568,999
Depository Receipts	12,523,666	-	-	12,523,666
Mutual Funds	42,306,383	-	-	42,306,383
Preferred Stock	3,494,144	-	-	3,494,144
Real Estate Inv. Trusts	369,954	-	-	369,954
Short Term Investments	4,521,204	803,539	-	5,324,743
Total	$161,257,128	$3,547,008	-	$164,804,136

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Emerging Markets fund transferred $1,059,767 out of Level 2 into Level 1.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Emerging Markets

Banks	$1,004,363
Chemicals	755,800
Diversified Financials	557,261
Electric Utilities	224,805
Electronic Equipment & Instruments	201,240

$2,743,469

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2014

Common Stock - 91.3%
	Shares	Value
BRAZIL - 3.8%
América Latina Logística	10,500	$39,692
Anhanguera Educacional Participacoes S.A.	5,000	41,750
Banco do Brasil S.A.	2,400	27,065
Banco Santander Brasil S.A. (c)	2,823	19,535
BR Properties S.A.	3,200	19,328
BRF S.A.	1,300	31,503
CCR S.A.	4,200	34,308
Cetip S.A. Mercados Organizados	2,200	31,399
CIA Paranaense de Energia (c)	1,619	24,787
Cielo S.A.	4,200	86,722
Companhia Brasileira de Distribuicao SP (c)	536	24,833
Companhia Energetica de Minas Gerais (c)	3,801	30,370
Companhia Siderurgica Nacl (c)	4,201	17,896
Cosan S.A. Industria e Comercio	2,300	41,854
CPFL Energia S.A. (c)	686	12,485
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	10,300	64,597
EcoRodovias Infraestrutura e Logística S.A.	5,500	37,788
Embraer S.A. (c)	2,049	74,645
Gerdau S.A. (c)	1,224	7,209
Hypermarcas S.A. (a)	2,800	24,460
Kroton Educacional S.A.	1,300	36,553
Localiza Rent a Car S.A.	2,000	33,073
Lojas Americanas S.A.	11,375	62,564
Lojas Renner S.A..	1,000	32,129
Natura Cosméticos S.A.	1,300	21,975
Odontoprev S.A.	21,500	92,689
Petroleo Brasileiro S.A.	5,700	42,008
Porto Seguro S.A.	2,600	37,591
Qualicorp S.A. (a)	6,100	72,250
Raia Drogasil S.A.	4,400	36,421
Souza Cruz S.A.	2,100	21,699
Telefonica Brasil S.A. (c)	3,869	79,353
TIM Participacoes S.A. (c)	2,643	76,726
Totvs S.A.	4,100	70,703
Ultrapar Participacoes S.A.	1,200	28,644
Vale S.A.	1,200	15,923
Via Varejo S.A. (a)	1,900	21,340
Weg S.A.	2,990	38,386
		1,512,253
CHILE - 4.9%
AES Gener S.A.	162,417	84,210
Aguas Andinas S.A.	138,946	87,688
Banco de Chile	450,553	59,943
Banco de Crédito e Inversiones	993	57,477
Banco Santander Chile (c)	3,019	79,853
CAP S.A.	4,814	68,359
Cencosud S.A.	18,190	59,769
Colbun S.A.	329,877	82,906
Compania Cervecerias Unidas S.A. (c)	4,663	109,207
Corpbanca S.A. (c)	5,000	93,200
Empresa Nacional de Electricidad S.A. (c)	1,685	76,162
Empresa Nacional de Telecomunicaciones S.A.	19,694	242,667
Empresas CMPC S.A.	50,867	110,915
Empresas Copec S.A.	13,338	173,764
Enersis S.A. (c)	5,367	90,434
LATAM Airlines Group S.A. (a)	8,823	118,933
Quimica y Minera de Chile S.A. (c)	3,210	94,085
S.A.C.I. Falabella	18,747	169,942
Vina Concha y Toro S.A.	44,985	91,162
		1,950,676
CHINA - 4.4%
Aluminum Corporation of China Limited H Shares (a)	114,000	40,891
Anhui Conch Cement Company Limited H (b)	5,000	17,257
Bank of Communications Co., Ltd. H (a)	32,000	22,172
BBMG Corporation H	30,000	19,199
Beijing Capital International Airport Co., Ltd. H	34,000	23,251
Beijing Enterprises Holdings Limited	2,500	23,628
Belle International Holdings Limited	18,000	19,950
Brilliance China Automotive Holdings, Ltd.	8,000	14,967
BYD Co., Ltd. H Shares (a)	6,000	34,489
China Agri-Industries Holdings Limited	45,000	17,128
China BlueChemical Ltd. H	50,000	27,225
China Coal Energy Co., Ltd.	39,000	20,229
China Communications Construction Co., Ltd., Class H	15,000	10,103
China Communications Services Corporation Ltd. H	106,000	51,288
China Construction Bank Corporation (a)	37,000	27,976
China International Marine Containers Group Co., Ltd. H	8,400	16,127
China Longyuan Power Group H	33,000	35,766
China National Building Material Co., Ltd. H	16,000	14,121
China Oilfield Services Limited H	24,000	57,660
China Petroleum & Chemical Corporation	52,000	49,650
China Pharmaceutical Group Limited	64,000	51,033
China Shenhua Energy Co., Ltd. (a)	9,500	27,457
China Shipping Container Lines Co., Ltd. H (a)(b)	42,000	10,892
China Taiping Insurance Holdings Co., Ltd. (a)	15,200	27,182
China Telecom Corporation Limited	178,000	87,274
CITIC Pacific Ltd. (b)	18,000	31,539
Datang International Power Generation Co., Ltd.	106,000	41,441
ENN Energy Holdings Ltd.	4,000	28,747
Fosun International	33,000	43,686
Haitian International Holdings Ltd.	16,000	37,119
Huaneng Power International Inc. H (a)	42,000	47,255
Industrial & Commercial Bank of China Ltd.	64,000	40,463
Inner Mongolia Yitai Coal Co., Ltd., Class B	10,000	12,870
Jiangsu Expressway Co. Ltd. - H	20,000	23,793
Jiangxi Copper Company Limited	5,000	7,922
Kingboard Chemical Holdings, Ltd.	12,500	25,773
Kingsoft Corporation Ltd.	11,000	33,141
People's Insurance Co (Group) of China Ltd. (a)	119,000	46,984
PetroChina Company Limited (c)	279	35,028
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	35,070
Shanghai Electric Group Company Ltd. H (a)	38,000	15,298
Shanghai Fosun Pharmaceutical Group Class H	12,000	44,824
Shanghai Pharmaceuticals Holding Co., Ltd.	27,700	57,614
Shenzhou International Group	6,000	20,554
Sino Biopharmaceutical Limited	40,000	32,721
Sino-Ocean Land Holdings Ltd.	49,000	24,847
Sinopec Shanghai Petrochemical Co., Ltd.	101,000	28,149
Sinopharm Group Co., Ltd. H (b)	19,600	54,372
Tingyi (Cayman Islands) Holding Corporation	10,000	27,999
Tsingtao Brewery Co., Ltd.	4,000	31,302
Uni-President China Holdings Limited	17,000	13,051
Yanzhou Coal Mining Company Limited	62,000	46,798
Zhejiang Expressway Co., Ltd.	20,000	20,180
Zhongsheng Group Holdings Ltd.	21,500	27,741
Zijin Mining Group Co., Ltd.	188,000	42,693
ZTE Corporation H	20,800	41,008
		1,766,897
COLOMBIA - 3.3%
Almacenes Exito S.A.	14,166	238,141
Cementos Argos S.A.	16,621	104,514
CEMEX Latam Holdings, S.A. (a)	15,979	156,411
Corporacion Financiera Colombiana S.A.	3,262	66,533
Ecopetrol S.A.	90,726	164,584
Grupo Argos S.A.	6,827	82,080
Grupo de Inversiones Suramericana SA	3,709	78,728
Interconexión Electrica S.A. (a)	39,188	191,171
Isagen S.A. E.S.P.	147,496	243,244
		1,325,406
CZECH REPUBLIC - 0.6%
CEZ A.S. (a)(b)	3,637	109,769
Komercni Banka A.S.	229	52,664
Telefónica Czech Republic, A.S.	5,412	76,675
		239,108
EGYPT - 1.1%
Commercial International Bank	20,421	102,533
Global Telecom Holding S.A.E. (a)(d)	31,221	111,396
Talaat Moustafa Group (TMG) Holding	76,536	90,986
Telecom Egypt SAE	64,627	121,932
		426,847
GREECE - 1.4%
Alpha Bank A.E. (a)	35,657	33,195
Folli-Follie S.A. (a)	1,701	67,767
Hellenic Telecommunication Organization S.A. (a)	5,073	75,008
Jumbo S.A. (a)	4,399	72,028
National Bank of Greece (a)	11,108	40,604
Opap S.A.	3,600	64,071
Public Power Corporation S.A.	5,580	86,248
Titan Cement Company S.A.	4,109	133,210
		572,131
HONG KONG - 2.2%
AAC Technologies Holdings Inc. (b)	9,000	58,527
ANTA Sports Products, Ltd.	12,000	18,982
Beijing Enterprises Water Group Limited	48,000	32,081
China Gas Holdings Ltd.	20,000	41,289
China Merchants Holdings International Co., Ltd.	6,000	18,696
China Mobile Limited	5,000	48,514
China Resources Cement Holdings Limited	66,000	41,387
China Resources Enterprise	8,000	22,296
China Resources Gas Group Limited	12,000	37,702
China Resources Power Holdings Co., Ltd.	12,000	34,063
China Unicom (Hong Kong) Limited (c)	5,202	79,747
CNOOC Limited (c)	169	30,300
GCL-Poly Energy Holdings Ltd. (a)	70,000	23,302
Golden Eagle Retail Group Ltd.	13,000	15,532
Guangdong Investment Limited	48,000	55,182
Hanergy Solar Group Limited (a)(b)	188,000	28,866
Hengan International Group Co., Ltd.	2,500	26,370
Lee & Man Paper Manufacturing Ltd.	47,000	24,985
Lenovo Group Limited	26,000	35,292
Shanghai Industrial Holdings Limited	9,000	27,522
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	46,285
Sun Art Retail Group Ltd.	33,500	38,167
Tencent Holdings Limited	2,000	30,579
Want Want China Holdings Limited	29,000	41,684
Yingde Gases Group Co., Ltd.	25,500	27,802
		885,152
HUNGARY - 0.5%
MOL Hungarian Oil an Gas Nyrt.	806	43,105
OTP Bank Nyrt.	4,444	85,403
Richter Gedeon Nyrt	3,883	74,484
		202,992
INDONESIA - 6.2%
PT Adaro Energy Tbk	981,700	97,301
PT Astra Agro Lestari Tbk	30,500	72,487
PT Astra International Tbk	97,000	59,526
PT Bank Central Asia Tbk	71,500	66,343
PT Bank Danamon Indonesia Tbk	97,500	34,090
PT Bank Mandiri Tbk	56,900	46,677
PT Bank Negara Indonesia (Persero) Tbk	133,300	53,579
PT Bank Rakyat Indonesia Tbk	65,400	56,960
PT Bumi Serpong Damai Tbk	306,000	38,331
PT Charoen Pokphand Indonesia Tbk	136,000	43,249
PT Global Mediacom Tbk	398,800	71,485
PT Gudang Garam Tbk	15,000	67,693
PT Indo Tambangraya Megah Tbk	38,500	87,685
PT Indocement Tunggal Prakarsa Tbk	58,700	111,656
PT Indofood CBP Sukses Makmur Tbk	70,800	59,722
PT Indofood Sukses Makmur Tbk	84,000	47,474
PT Jasa Marga (Persero) Tbk	249,500	125,750
PT Kalbe Farma Tbk	1,386,600	194,159
PT Lippo Karawaci Tbk	584,600	47,340
PT Matahari Department Store Tbk	44,000	51,219
PT Media Nusantara Citra Tbk	306,600	71,380
PT Perusahaan Gas Negara (Persero) Tbk	351,300	165,204
PT Semen Indonesia (Persero) Tbk	86,500	109,995
PT Surya Citra Media Tbk	236,200	71,428
PT Tambang Batubara Bukit Asam (Persero) Tbk	103,300	93,454
PT Telekomunikasi Indonesia Tbk (c)	2,884	120,147
PT Unilever Indonesia Tbk	32,200	79,515
PT United Tractors Tbk	62,000	120,809.78
PT XL Axiata Tbk	248,900	107,076
Tower Bersama Infrastructure	155,500	105,590
		2,477,323
MALAYSIA - 8.5%
AirAsia Berhad	48,900	35,026
Alliance Financial Group Berhad	35,600	52,330
AMMB Holdings Berhad	14,900	33,039
Astro Malaysia Holdings Berhad	74,100	81,000
Axiata Group Berhad	50,200	108,967
Berjaya Sports Toto Berhad	91,581	110,662
British American Tobacco (Malaysia) Berhad	3,700	75,521
Bumi Armada Berhad	118,300	125,263
CIMB Group Holdings Berhad	19,100	43,542
Dialog Group Berhad	34,800	41,075
DiGi.Com Berhad	69,100	123,308
Felda Global Ventures Holdings Berhad	70,900	91,854
Gamuda Berhad	33,700	49,432
Genting Berhad	17,200	53,512
Genting Malaysia Berhad	93,400	122,168
Genting Plantation Berhad	26,400	95,372
Hong Leong Bank Berhad	16,000	68,764
Hong Leong Financial Group Berhad	7,700	38,704
IHH Healthcare Berhad	166,700	227,389
IJM Corporation Berhad	20,600	42,983
IOI Corporation Berhad	49,900	81,587
IOI Properties Group Berhad (a)	60,000	47,088
Kuala Lumpur Kepong Berhad	11,900	89,686
Malayan Banking Berhad	19,200	58,778
Malaysia Airports Holdings Berhad	24,400	60,639
Maxis Berhad	59,900	125,919
MISC Berhad	25,600	51,822
MMC Corporation Berhad	59,800	47,304
Petronas Chemicals Group Berhad	58,600	123,551
Petronas Dagangan Berhad	13,300	99,574
Petronas Gas Berhad	11,700	89,271
PPB Group Berhad	17,100	80,627
Public Bank Bhd	10,400	63,417
RHB Capital Berhad	15,900	42,337
SapuraKencana Petroleum Berhad (a)	50,200	68,476
Sime Darby Berhad	24,800	74,686
Telekom Malaysia Berhad	72,600	143,572
Tenaga Nasional Berhad	29,100	110,382
UEM Sunrise Berhad	40,200	25,415
UMW Holdings Berhad	26,100	88,761
YTL Corporation Berhad	207,100	104,485
YTL Power International Berhad (a)	244,100	111,749
		3,409,037
MEXICO - 6.1%
Alfa S.A.B. de C.V., Series A	26,800	74,180
America Movil S.A.B. Series L (c)	9,702	201,317
Arca Continental S.A.B. de C.V.	8,500	57,566
Cemex S.A. de C.V. (a)(c)	4,015	53,118
Cemex S.A.B. CPO (a)	35,880	47,498
Coca-Cola FEMSA SAB de C.V. (c)	744	84,533
Compartamos, S.A.B de C.V.	46,700	90,230
Controladora Comercial Mexicana S.A. de C.V.	11,600	43,511
El Puerto de Liverpool S.A.B. de C.V.	14,500	170,611
Fibra Uno Administracion S.A. de C.V.	27,484	96,394
Fomento Economico Mexicano S.A.B. (c)	514	48,136
Genomma Lab Internacional SAB de C.V. (a)(b)	58,400	158,268
GRUMA, S.A.B. de C.V., Series B (a)	4,500	53,871
Grupo Aeroportuario del Pacifico S.A.B. (c)	1,395	94,330
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	4,900	62,279
Grupo Bimbo, S.A. de C.V. (b)	17,700	51,762
Grupo Carso SAB de C.V., Series A1	11,600	60,280
Grupo Comercial Chedraui S.A. de C.V. (b)	21,800	76,896
Grupo Financiero Banorte SAB de C.V.	13,200	94,424
Grupo Financiero Inbursa SAB de C.V.	31,100	92,723
Grupo Mexico S.A.B. de C.V., Series B	17,500	58,409
Grupo Televisa S.A.B. (c)	3,723	127,736
Industrias Penoles SAB de C.V.	2,970	74,377
Kimberly-Clark de Mexico S.A. de C.V., Class A	13,400	37,617
Mexichem SAB de C.V.	21,900	90,740
Minera Frisco S.A.B. De C.V. (a)(b)	32,600	64,119
OHL Mexico, S.A.B. de C.V. (a)(b)	23,200	70,833
Promotora Y Operadora de Infraestructura, S.A.B. de C.V. (a)	4,300	57,385
Santander Mexico SAB de C.V.	26,300	69,754
Wal-Mart de Mexico, S.A.B. de C.V.	30,500	81,787
		2,444,684
PERU - 0.9%
Companhia de Minas Buenaventura S.A. (c)	8,926	105,416
Credicorp Ltd.	934	145,209
Southern Copper Corporation	3,566	108,299
		358,924
PHILIPPINES - 5.6%
Aboitiz Equity Ventures, Inc.	69,300	88,907
Aboitiz Power Corporation	228,700	192,024
Alliance Global Group, Inc.	121,900	81,267
Ayala Corporation	4,530	67,198
Ayala Land Inc.	88,100	61,559
Bank of the Philippine Islands	36,516	76,127
BDO Unibank, Inc.	31,060	66,532
DMCI Holdings, Inc.	43,630	73,966
Energy Development Corporation	1,164,700	168,101
Globe Telecom, Inc.	4,665	170,997
International Container Terminal Services, Inc.	34,340	87,325
JG Summit Holdings, Inc.	68,350	80,250
Jollibee Foods Corporation	56,830	229,143
Megaworld Corporation	569,000	58,660
Metro Pacific Investments Corporation	720,600	82,708
Metropolitan Bank & Trust Company	44,425	88,952
Philippine Long Distance Telephone Company (c)	2,406	162,116
SM Investments Corporation	4,988	93,246
SM Prime Holdings, Inc.	241,300	87,675
Universal Robina Corporation	66,950	236,664
		2,253,417
POLAND - 4.1%
Alior Bank S.A. (a)	2,932	80,137
Bank Handlowy w Warszawie S.A.	979	38,606
Bank Pekao S.A.	612	35,036
Bank Zachodni WBK S.A.	285	34,631
Cyfrowy Polsat S.A.	25,176	185,291
ENEA S.A.	14,609	76,010
Energa S.A.	11,210	76,339
Eurocash S.A.	11,290	149,492
Grupa Azoty S.A.	3,322	79,299
Grupa LOTOS S.A. (a)	7,012	85,435
Jastrzębska Spółka Węglowa S.A.	6,230	96,422
KGHM Polska Miedz S.A.	2,134	87,454
mBank S.A.	215	35,754
Orange Polska S.A.	33,837	108,082
PGE S.A.	13,573	96,766
PKO Bank Polski S.A.	2,502	31,061
Polski Koncern Naftowy ORLEN S.A.	4,217	56,935
Polskie Gornictwo Naftowe i Gazownictwo S.A.	60,254	104,169
PZU S.A.	282	41,208
Synthos S.A.	49,633	72,241
Tauron Polska Energia S.A. (a)	42,350	72,100
		1,642,468
QATAR - 3.7%
Barwa Real Estate Company Q.S.C.	10,768	105,000
Commercial Bank of Qatar Q.S.C.	7,141	121,416
Doha Bank Q.S.C.	6,703	99,792
Industries Qatar JSC	5,727	265,853
Masraf Al Rayan Q.S.C.	8,473	105,895
Ooredoo Q.S.C.	5,116	167,086
Qatar Electricity & Water Company Q.S.C.	5,549	263,534
Qatar Islamic Bank SAQ	4,621	104,209
Qatar National Bank SAQ	3,076	137,975
Vodafone Qatar	29,069	125,359
		1,496,119
RUSSIA - 3.7%
ALROSA ao (a)	65,400	80,776
Gazprom (c)	6,681	58,225
JSC RusHydro (a)(c)	34,005	65,120
LUKoil (c)	529	31,587
Magnit OJSC (Reg S) (d)	3,116	183,844
MegaFon (a)(d)	2,114	66,591
Mobile TeleSystems (c)	4,259	84,073
Moscow Exchange MICEX-RTS (a)	46,070	91,486
Norilsk Nickel Mining and Metallurgical Co. (c)	3,515	69,632
NovaTek OAO (Reg S) (d)	458	56,975
OAO Rostelecom (a)	28,390	72,301
OC Rosneft OJSC (Reg S) (a)(d)	5,800	42,427
RusHydro JSC (a)	3,732,000	73,452
Sberbank	39,780	98,218
Severstal (d)	9,886	80,324
Sistema JSFC (Reg S) (a)(d)	3,060	94,248
Surgutneftegaz (a)(c)	4,786	36,996
Tatneft (a)(c)	1,220	47,360
Uralkali OJSC	16,380	75,414
VTB Bank OJSC	72,030,000	87,120
		1,496,169
SOUTH AFRICA - 5.8%
African Bank Investments Limited (b)	47,336	30,246
African Rainbow Minerals Limited	3,044	53,575
Anglogold Ashanti Ltd. (a)(c)	3,117	53,644
Aspen Pharmacare Holdings Limited	2,605	73,270
Assore Ltd.	742	24,904
Barloworld Limited	13,711	130,639
Bidvest Group Limited	4,777	127,030
Discovery Ltd.	1,769	16,173
Exxaro Resources Ltd.	10,631	138,559
Foschini Limited	4,520	47,427
Gold Fields Limited	3,713	13,417
Gold Fields Ltd. (c)	4,490	16,703
Growthpoint Properties Limited	21,002	48,876
Harmony Gold Mining Co., Ltd. (a)(c)	9,449	28,064
Impala Platinum Holdings Limited	2,939	29,560
Imperial Holdings Limited	1,494	28,118
Investec Ltd.	4,159	38,152
Life Healthcare Group Holdings Ltd.	20,143	78,646
Massmart Holdings Ltd.	4,531	56,283
Mediclinic International, Ltd.	9,731	74,806
MMI Holdings Ltd.	13,440	33,200
Mr Price Group Ltd.	4,785	81,417
MTN Group Limited	3,432	72,341
Nampak Ltd.	7,606	26,333
Naspers Limited N Shs	446	52,547
Netcare Limited	27,555	74,420
Northam Platinum, Ltd.	9,967	42,676
Pick n Pay Stores Ltd.	10,396	56,967
PPC, Ltd.	8,454	24,941
Redefine Properties Ltd.	26,601	24,006
Remgro Limited	1,906	41,253
Sanlam Limited	7,618	44,268
Sappi Ltd.	8,232	29,647
Sasol Ltd.	1,809	107,650
Shoprite Holdings Ltd.	3,148	45,621
Spar Group Limited (The)	5,801	67,915
Steinoff International Holdings Limited	14,100	78,617
Tiger Brands Limited	2,360	68,100
Truworths International Ltd.	6,076	42,878
Vodacom Group (Proprietary) Limited	8,778	108,584
Woolworths Holdings Limited	9,145	67,255
		2,298,728
SOUTH KOREA - 5.5%
Amore Pacific Corporation	25	37,656
Amorepacific Group	56	41,344
BS Financial Group, Inc.	1,490	21,942
Celltrion Inc. (a)	1,686	77,568
Cheil Industries Inc.	853	60,441
CJ CheilJedang Corp.	116	39,496
Daewoo International Corporation	420	15,193
Daewoo Securities Co., Ltd. (a)	1,770	15,254
DGB Financial Group Inc.	1,410	21,112
Dongbu Insurance Co., Ltd.	443	22,767
Doosan Heavy Industries & Construction Co., Ltd.	1,230	42,609
Doosan Infracore Co., Ltd. (a)	3,730	47,740
E-MART Co., Ltd.	102	23,388
GS Holdings Corp.	1,490	66,415
Hana Financial Group, Inc.	490	18,161
Hankook Tire Co. Ltd.	714	42,623
Hanwha Corporation	600	15,329
Hanwha Life Insurance Co., Ltd.	2,670	17,047
Hyosung Corporation	364	24,319
Hyundai Heavy Industries Co., Ltd.	248	43,384
Hyundai Marine & Fire Insurance, Co., Ltd.	912	26,004
Hyundai Mobis Co.,Ltd.	73	20,490
Hyundai Steel Co., Ltd.	364	26,766
Hyundai Wia Corp.	222	43,005
Industrial Bank of Korea	1,890	25,217
Kangwon Land Inc.	980	28,767
KB Financial Group Inc.	840	29,223
KJB Financial Group Co., Ltd. (a)	190	2,094
KNB Financial Group Co., Ltd. (a)	290	3,683
Korea Aerospace Industries, Ltd.	290	8,943
Korea Electric Power Corporation	1,830	67,463
Korea Gas Corporation (a)	1,464	79,870
Korea Kumho Petrochemical Co., Ltd.	115	10,082
Korea Zinc Co., Ltd.	64	25,112
KT Corporation (c)	7,023	106,328
KT&G Corporation	320	28,306
LG Chem Ltd.	141	41,249
LG Display Co., Ltd. (a)	800	25,143
LG Household & Healthcare	45	20,259
LG Innotek Co., Ltd. (a)	149	21,353
LG Uplus Corp.	6,740	61,418
Lotte Chemical Corporation	190	34,646
Lotte Confectionery Co. Ltd.	13	24,823
Lotte Shopping Co., Ltd.	52	15,855
Naver Corp.	43	35,486
NCSoft Corporation	106	19,119
Orion Corporation	42	38,480
Paradise Co., Ltd.	1,235	45,650
Samsung C&T Corp.	560	41,289
Samsung Card Co, Ltd.	420	17,912
Samsung Electro-Mechanics Co., Ltd.	282	16,249
Samsung Electronics Company, Ltd.	14	18,292
Samsung Fire & Marine Insurance Co., Ltd.	74	18,833
Samsung Life Insurance Co., Ltd	183	18,448
Samsung SDI Company, Ltd.	161	25,778
Samsung Securities Co., Ltd.	380	16,638
Shinhan Financial Group Co., Ltd.	600	27,782
Shinsegae Co., Ltd.	84	18,140
SK C&C Co., Ltd.	221	36,367
SK Hynix Inc. (a)	700	33,589
SK Innovation Co., Ltd.	383	42,774
SK Telecom Co., Ltd. (c)	2,365	61,348
S-Oil Corp.	1,543	86,773
Woori Finance Holdings Co., Ltd. (a)	2,508	29,869
Yuhan Co., Ltd.	504	90,160
		2,208,863
TAIWAN - 6.5%
Asia Cement Corporation	20,400	27,944
Asia Pacific Telecom Co., Ltd.	111,000	66,731
AU Optronics Corp. (a)(c)	7,122	29,841
Cathay Financial Holding Co., Ltd.	12,813	20,019
Chang Hwa Commercial Bank	35,310	21,878
Cheng Shin Rubber Industry Co., Ltd.	6,900	17,656
China Airlines Ltd. (a)	74,000	25,404
China Life Insurance Co,. Limited	34,000	31,372
China Motor Corporation	22,000	21,957
China Steel Corporation	40,400	33,962
Chinatrust Financial Holding Co., Ltd.	26,750	17,829
Chunghwa Telecom Co., Ltd. (c)	5,852	187,615
CTCI Corporation	22,000	38,094
Eclat Textile Co., Ltd.	4,000	48,496
EVA Airways Corporation (a)	46,000	22,108
Evergreen Marine Corporation (a)	46,000	25,112
Far Eastern Department Stores Ltd.	36,000	33,820
Far Eastern New Century Corporation	42,420	45,676
Far EasTone Telecommunications Co., Ltd.	54,000	122,982
Farglory Land Development Co., Ltd.	7,000	9,530
First Financial Holding Company Ltd.	70,000	45,013
Formosa Chemicals & Fiber Corporation	11,330	28,687
Formosa International Hotels Corporation	2,200	26,747
Formosa Petrochemical Corporation	55,000	143,312
Formosa Plastics Corporation	12,480	33,355
Formosa Taffeta Co., Ltd.	32,000	35,367
Fubon Financial Holding Co., Ltd.	14,000	20,232
Giant Manufacturing Co., Ltd.	4,000	31,147
Highwealth Construction Corp.	14,000	31,322
HIWIN Technologies Corp.	3,000	37,025
Hotai Motor Co., Ltd.	2,000	25,521
Hua Nan Financial Holdings Co., Ltd.	38,850	24,332
Lite-On Technology Corp.	15,000	25,044
Mega Financial Holding Co., Ltd.	23,751	19,767
Merida Industry Co., Ltd.	3,000	19,894
Nan Ya Plastics Corporation	10,100	24,321
Pou Chen Corporation	21,000	25,285
President Chain Store Corp.	17,000	136,077
Realtek Semiconductor Corporation	16,000	50,693
Ruentex Development Company Limited	23,000	41,674
Ruentex Industries Ltd.	9,000	23,270
ScinoPharm Taiwan Ltd.	63,080	156,337
Standard Foods Corporation	36,950	102,715
Synnex Technology International Corp.	18,000	30,324
Taishin Financial Holding Co., Ltd.	39,965	20,479
Taiwan Business Bank Co., Ltd. (a)	63,440	19,781
Taiwan Cement Corporation	16,000	24,221
Taiwan Cooperative Financial Holding Co., Ltd.	49,820	28,532
Taiwan Fertilizer Co., Ltd.	10,000	19,827
Taiwan Glass Industry Corporation (a)	43,000	36,292
Taiwan Mobile Co., Ltd.	34,000	105,218
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,057	22,609
TECO Electric & Machinery Co., Ltd.	25,000	28,761
TSRC Corp.	24,000	33,921
U-Ming Marine Transport Corporation	41,000	69,208
Uni-President Enterprises Corporation	65,620	117,799
Walsin Lihwa Corporation (a)	69,000	24,611
Yang Ming Marine Transport Corporation (a)	63,000	25,320
Yuanta Financial Holding Co., Ltd.	32,000	17,309
Yulon Motor Co., Ltd.	12,000	19,533
		2,598,908
THAILAND - 5.8%
Advanced Info Service For Rg	20,900	141,673
Airports of Thailand PCL	15,400	94,189
Airports of Thailand Public Company Limited	4,100	25,076
Bangkok Bank PCL (e)	7,700	45,790
Bangkok Dusit Medical Services PLC	321,500	165,431
Banpu Public Company Limited	52,000	47,265
BEC World PCL	44,000	66,092
BEC World Public Co., Ltd.	13,900	20,879
BTS Group Holdings PCL (b)	399,300	106,423
Bumrungrad Hospital PLC	27,700	99,858
Central Pattana PCL	35,600	53,748
Charoen Pokphand Foods PCL	106,100	89,084
Charoen Pokphand Foods PCL (e)	51,500	43,241
CP ALL PCL (b)	82,600	122,163
Glow Energy PCL	78,000	200,077
Home Product Center PCL	248,266	73,818
Indorama Ventures Public Company Limited	85,500	73,105
IRPC PCL	501,100	52,187
Kasikornbank PCL (e)	10,400	65,371
Krung Thai Bank PCL	72,200	46,494
Minor International PCL	100,900	90,936
PTT Exploration & Production PCL	16,300	84,124
PTT Global Chemical PCL	28,700	59,690
PTT PCL	7,100	69,567
Siam Cement Pub Co-for Reg	2,700	37,603
Siam Cement Public Company (e)	4,700	65,457
Siam Commercial Bank PCL	11,300	58,667
Thai Oil PCL	25,300	40,536
TMB Bank Public Company Limited	897,200	66,899
True Corp PCL (a)(b)	368,100	108,315
		2,313,758
TURKEY - 4.2%
Akbank T.A.S.	11,515	42,337
Anadolu Efes Biracilik VE (a)	5,613	68,747
Arcelik A.S.	12,843	78,195
BIM Birlesik Magazalar A.S.	2,987	68,516
Coca-Cola Icecek A.S.	2,848	70,301
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	24,832	31,176
Enka İnşaat ve Sanayi A.Ş.	17,313	46,985
Eregli Demir ve Celik Fabrikalari T.A.S. (b)	89,546	160,179
Ford Otomotiv Sanayi A.S. (a)	5,712	71,173
Haci Omer Sabanci Holding A.S.	8,284	38,668
Koç Holding A.S.	15,061	73,928
Koza Altin Isletmeleri A.S. (b)	9,145	104,453
TAV Havalimanlari Holding A.S.	6,269	49,856
Tofas Turk Otomobil Fabrikasi A.S.	12,079	74,968
Tupras - Turkiye Petrol Rafinerileri A.S.	7,476	174,308
Turk Hava Yollari A.O. (a)	18,791	57,559
Turk Telekomunikasyon A.S.	37,251	107,599
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	121,493
Turkiye Garanti Bankasi A.S.	6,906	27,021
Turkiye Halk Bankasi A.S.	4,428	33,229
Turkiye Sise ve Cam Fabrikalari A.S.	55,982	78,738
Turkiye Vakiflar Bankasi T-d	14,604	34,257
Ulker Biskuvi Sanayi A.S.	7,536	63,133
Yapi ve Kredi Bankasi A.S.	5,950	12,975
		1,689,794
United Arab Emerates - 2.5%
Abu Dhabi Commercial Bank	58,017	111,523
Aldar Properties PJSC	94,558	79,811
Arabtec Holding Company PJSC	82,604	58,701
DP World Ltd.	10,040	197,788
Dubai Financial Market PJSC	100,998	71,772
Dubai Islamic Bank PSJ	63,465	111,454
Emaar Properties PJSC	41,914	95,975
First Gulf Bank PJSC	29,454	127,510
National Bank of Abu Dhabi PJSC	37,685	145,700
		1,000,234
TOTAL COMMON STOCK
(Cost $34,505,801)		36,569,888

Preferred Stock - 3.0%
BRAZIL - 0.9%
AES Tiete S.A.	2,800	24,701
Banco Bradesco S.A.	3,100	45,088
Bradespar S.A.	6,800	62,489
Centrais Eletricas Brasileiras S.A.	3,900	18,583
Itausa-Investimentos Itau S.A.	6,380	25,160
Lojas Americanas S.A.	4,250	27,194
Metalurgica Gerdau S.A.	3,500	24,825
Oi S.A.	51,100	45,219
Petróleo Brasileiro S.A.	4,500	35,308
Usiminas Usi Sd Mg (a)	4,500	15,479
Vale S.A., Class A	2,000	23,916
		347,962
CHILE - 0.2%
Embotelladora Andina S.A.	18,327	68,974

COLOMBIA - 1.1%
Banco Davivienda S.A.	6,282	101,327
Bancolombia S.A..	5,889	86,154
Grupo Argos S.A.	8,530	101,648
Grupo Aval Acciones y Valores S.A.	96,196	69,086
Grupo de Inversiones Suramericana S.A.	4,154	87,953
		446,168
RUSSIA - 0.5%
AK Transneft OAO (a)	17	37,251
Sberbank	44,010	89,494
Surgutneftegas OAO (a)	68,900	56,752
		183,497
SOUTH KOREA - 0.3%
Hyundai Motor Company Ltd.	252	39,850
LG Chem Ltd.	149	28,422
Samsung Electronics Co. Ltd.	27	28,286
		96,558
TOTAL PREFERRED STOCK
(Cost $1,113,236)		1,143,159

Rights - 0.0%
CHILE - 0.0%
Empresas CMPC S.A.	2,677	581
(Cost $0)

Exchange Traded Funds - 0.8%
United States - 0.8%
Vanguard FTSE Emerging Markets ETF (b)	7,594	327,529
(Cost $329,236)

Exchange Traded Notes - 4.5%
United Kingdom - 4.5%
iPath MSCI India Index ETN (a)	25,900	1,783,733
(Cost $1,365,443)

Short Term Investments - 0.1%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	44,996	$44,996
.0%, 07/01/14, (Dated 06/30/14), Collateralized by 35,000 par
U.S. Treasury Note - 8.125% due 08/15/2021,
Market Value $50,099, Repurchase Proceeds $44,996
(Cost $44,996)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $37,358,712)		39,869,886

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.9%

Money Market - 2.9%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $1,163,605)	$1,063,605	$1,163,605

TOTAL INVESTMENTS - 102.6%		41,033,491
(Cost $38,522,317)
OTHER ASSETS & LIABILITIES (Net) - (2.6%)		(1,070,035)
NET ASSETS - 100%		$39,963,456

*	Fair valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent
0.2% of net assets as of March 31, 2014.

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e)	NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		18.1%
Telecommunication Services		11.4%
Consumer Staples		10.9%
Materials		10.6%
Industrials		10.3%
Consumer Discretionary		9.4%
Utilities		8.8%
Energy		7.6%
Health Care		5.1%
Information Technology		2.1%
Exchange Traded Funds		0.8%
Exchange Traded Notes		4.5%
Cash and Other Assets (Net)		0.4%

Pear Tree PanAgora Risk Parity Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2014
	Level 1	Level 2	Level 3	Total

Risk Parity
Common Stock*	28,908,775	3,373,351	-	32,282,126
Common Stock Units	112,349	-	-	112,349
Depository Receipts	3,974,961	-	-	3,974,961
Mutual Funds	2,111,262	-	-	2,111,262
Preferred Stock*	696,991	446,168	-	1,143,159
Real Estate Inv. Trusts	200,452	-	-	200,452
Rights	581	-	-	581
Short Term Investments	1,163,605	44,996	-	1,208,601
Total	$37,168,976	$3,864,515	$-	$41,033,491

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.
	Risk Parity Common Stock
Balances as of 3/31/2-14		$70,005
Realized gain (loss)	$
Changes in unrealized appreciation (depreciation)		$2,296
Purchase		$-
Sales		$-
Transfer out of Level 3		$(72,301)
Balances as of 6/30/2014		$-

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Risk Parity Fund transferred $1,692,845 out of Level 1 into Level 2 and $2,357,176 out of Level 2 into Level 1. Risk Parity Fund transferred $ 72,301 out of Level 3 into Level 1.

* Common stock and Preferred Stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Risk Parity

	$
Banks		428,629
Chemicals		132,795
Construction Materials		482,256
Diversified Financials		233,214
Diversified Telecommunications		108,315
Electric Utilities		634,492
Food and Drug Retailing		327,225
Health Care Providers & Services		265,289
Hotels, Restaurants & Leisure		90,936
Media		66,092
Multiline Retail		122,163
Oil & Gas		458,262
Real Estate		53,748
Specialty Retail		73,818
Transportation Infrastructure		200,612
Wireless Telecommunication Services		141,673
		$3,819,519

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2014

Common Stock - 91.9%
	Shares	Value
AUSTRALIA - 2.0%
BHP Billiton plc (b)	509,500	$33,234,685

BELGIUM - 2.0%
Solvay S.A.	192,547	33,135,311

CANADA - 2.1%
Methanex Corporation	567,507	35,064,515

FINLAND - 5.3%
Caverion Corporation (a)	840,216	8,880,293
Kone OYJ, Class B	759,800	31,705,403
Konecranes OYJ	971,780	31,371,174
YIT OYJ	1,438,416	16,561,494
		88,518,364
FRANCE - 7.0%
Christian Dior S.A.	172,173	34,249,141
Imerys S.A.	374,583	31,559,098
Ipsos	588,780	22,090,313
Maurel et Prom	1,553,506	26,617,227
Transgene S.A. (a)	163,230	2,134,137
		116,649,916
GERMANY - 16.1%
BASF SE	281,400	32,757,843
Deutsche Telekom AG	2,374,522	41,610,716
Freenet AG	1,036,539	32,965,060
Hannover Rueck SE	365,800	32,957,527
Lanxess AG	472,100	31,860,742
Muenchener Rueckvers AG	145,730	32,300,916
Symrise AG	603,150	32,860,401
Wincor Nixdorf AG	562,150	32,058,144
		269,371,349
HONG KONG- 1.7%
Guangdong Investment Limited	24,309,800	27,947,346

INDIA - 1.9%
Infosys Technologies Ltd. (b)	594,545	31,968,685

IRELAND -4.4%
CRH plc	1,160,629	29,777,074
Greencore Group plc	9,817,304	44,599,608
		74,376,682
ISRAEL - 2.2%
Teva Pharmaceuticals SP (b)	697,619	36,569,188

ITALY - 3.5%
GTECH SpA	1,277,265	31,213,197
Trevi Finanziaria SpA	3,087,826	27,921,880
		59,135,077
JAPAN - 7.9%
Asahi Group Holdings Ltd.	1,105,400	34,707,465
KDDI Corporation	543,200	33,140,134
Meiji Holdings Co., Ltd.	484,000	32,065,956
Showa Denko K.K.	23,365,000	33,220,379
		133,133,934
NORWAY - 5.8%
DnB Bank ASA	1,705,492	31,209,473
SpareBank 1 SR-Bank ASA	3,312,673	32,281,995
Yara International ASA	682,300	34,196,513
		97,687,981
SOUTH AFRICA - 2.1%
Sasol Ltd.	604,135	35,950,765

SOUTH KOREA - 2.0%
Samsung Electronics Company Ltd.	25,385	33,167,592

SWEDEN - 7.5%
Duni AB	1,779,500	27,935,636
Investor AB, Class B	904,856	33,916,035
Loomis AB, Class B	1,104,048	33,921,188
Svenska Handelsbanken AB, Class A	611,500	29,905,307
		125,678,166
SWITZERLAND - 2.0%
Novartis AG	374,850	33,940,864

THAILAND - 1.8%
Thai Oil PCL	18,521,200	29,675,009

UNITED KINGDOM - 14.6%
Barratt Developments plc	5,428,822	34,700,796
BBA Aviation plc	3,573,770	18,888,428
Bellway plc	1,301,206	34,853,672
Persimmon plc	1,361,909	29,654,269
Rexam plc	3,354,178	30,693,797
Standard Chartered plc	1,510,747	30,853,668
Taylor Wimpey plc	17,972,146	35,044,149
Tullow Oil plc	2,091,288	30,530,091
		245,218,870

TOTAL COMMON STOCK		1,540,424,299
(Cost $1,181,425,206)

SHORT TERM INVESTMENTS - 7.7%
	Par Value	Value
Commercial Paper - 3.8%
General Electric Co., 0.01%, due 07/11/14	$50,000,000	$50,000,000
(Cost $50,000,000)
Toyota Motor Co., 0.05%, due 07/02/14	15,000,000	15,000,000
(Cost $15,000,000)
Total Commercial Paper		65,000,000

Money Market - 3.9%
State Street Global Advisors FDS	$65,144,088	$65,144,088
(Cost $ 65,144,088)
TOTAL SHORT TERM INVESTMENTS		130,144,088
(Cost $130,144,088)
TOTAL INVESTMENTS - 99.60%		1,670,568,387
(Cost $ 1,311,569,294)
OTHER ASSETS & LIABILITIES (NET) - 0.4%		6,287,404
NET ASSETS - 100%		$1,676,855,791

(a) Non-income producing security
(b) ADR - American Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		21.4%
Consumer Discretionary		14.9%
Financials		13.3%
Industrials		10.1%
Energy		7.3%
Consumer Staples		6.7%
Telecommunication Services		6.4%
Information Technology		5.8%
Health Care		4.3%
Utilities		1.7%
Cash and Other Assets (Net)		8.1%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  June 30, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2014
	Level 1	Level 2	Level 3	Total

Foreign Value
Common Stock*	1,408,976,732	29,675,009	-	1,438,651,741
Depository Receipts	101,772,558	-	-	101,772,558
Short Term Investments	65,144,088	65,000,000	-	130,144,088
Total	$1,575,893,378	$94,675,009	-	$1,670,568,387

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period. Foreign Value had no transfers at period end.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Foreign Value

Oil & Gas	$29,675,008
-
$29,675,008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2014

Common Stock - 89.7%
	Shares	Value
AUSTRALIA - 0.3%
Austal Limited (a)	552,530	$666,607

AUSTRIA - 1.4%
Semperit AG Holding	54,900	3,363,446

BELGIUM - 1.3%
Kinepolis Group	15,900	3,019,205

BRAZIL - 2.0%
Equatorial Energia SA	420,637	4,798,881

CHINA - 2.8%
China Hongxing Sports Limited* (a)	10,258,400	82,288
Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	2,248,563	3,732,615
Sichuan Xinhua Winshare Chainstore Co., Ltd.	4,474,500	2,869,342
		6,684,245
DENMARK - 1.8%
DFDS A/S Copenhagen	48,400	4,310,478

FINLAND - 1.6%
PKC Group OYJ	135,200	3,872,197

FRANCE - 2.4%
Bonduelle S.A.	96,500	2,828,544
Ipsos SA	76,767	2,880,205
		5,708,749
GERMANY- 4.2%
Freenet AG	127,700	4,061,244
QSC AG	783,239	3,370,216
Sixt SE	67,277	2,740,600
		10,172,060
HONG KONG - 5.7%
Samson Holding Ltd.	30,834,800	3,739,818
Texwinca Holdings Limited	3,728,200	3,694,383
VST Holdings Ltd.	13,393,360	3,300,687
VTech Holdings Limited	228,300	3,037,009
		13,771,897
INDIA - 7.9%
KRBL Ltd.	3,154,200	3,933,245
LIC Housing Finance Ltd.	639,800	3,483,822
NIIT Technologies Ltd.	491,175	3,609,599
South Indian Bank Ltd.	6,726,248	3,533,950
Usha Martin Group Ltd.	7,077,298	4,483,250
		19,043,866
IRELAND -7.0%
Glanbia plc	189,900	2,865,006
Greencore Group plc	1,458,198	6,624,534
IFG Group plc	1,371,385	3,154,189
United Drug plc	720,896	4,223,222
		16,866,951
ITALY - 2.5%
De'Longhi SpA	139,910	3,026,390
Trevi Finanziaria SpA	326,000	2,947,877
		5,974,267
JAPAN - 14.1%
Ain Pharmaciez, Inc.	86,000	4,148,005
BML, Inc.	105,400	4,079,463
Chugoku Marine Paints Ltd.	616,000	4,452,133
Daicel Corporation	467,000	4,463,428
DaiichiKosho Co., Ltd.	132,600	3,807,275
Higashi Nihon House Co., Ltd.	777,900	4,086,125
Prima Meat Packers Ltd.	1,702,000	4,318,859
Unipres Corporation	186,700	4,488,690
		33,843,978
NORWAY - 5.3%
ABG Sundal Collier Holding ASA	3,269,600	2,932,927
SpareBank 1 Nord-Norge	641,496	3,714,208
SpareBank 1 SMN	315,865	2,794,764
SpareBank 1 SR-Bank ASA	346,326	3,374,946
		12,816,845
PHILIPPINES - 1.0%
Manila Water Company, Inc.	4,081,170	2,384,189

SINGAPORE - 3.0%
BreadTalk Group Ltd.	2,815,100	2,980,734
M1 Ltd.	1,505,200	4,237,959
		7,218,693
SOUTH AFRICA - 1.2%
Clicks Group Limited	470,230	2,809,919

SWEDEN - 3.7%
Duni AB	191,500	3,006,280
Loomis AB	97,800	3,004,844
Nolato AB	129,700	2,947,507
		8,958,631
SWITZERLAND - 2.2%
Vetropack Holding AG	2,886	5,258,811

TAIWAN - 2.9%
Holtek Semiconductor, Inc.	1,508,600	3,001,234
WT Microelectronics Co., Ltd.	2,668,000	4,079,114
		7,080,348
THAILAND - 4.0%
Hana Microelectronics PCL	2,782,680	2,872,278
Ratchaburi Electricity Generating Holding PCL	1,894,800	3,167,244
Ratchaburi Electricity Generating Holding PCL (b)	548,200	916,341
Thai Union Frozen Products PCL	1,279,574	2,562,696
		9,518,559
UNITED KINGDOM - 11.4%
Alternative Networks plc	488,200	4,058,306
BBA Aviation plc	534,633	2,825,693
Character Group plc	496,900	1,755,091
Clarkson plc	64,500	2,642,262
Galliford Try plc	193,828	3,786,111
Halfords Group plc	365,431	2,955,246
Restaurant Group plc (The)	297,600	3,059,272
Vitec Group plc	324,720	3,149,219
Wetherspoon (J.D.) plc	228,700	3,094,236
		27,325,436

TOTAL COMMON STOCK		215,468,258
(Cost $157,298,354)

Preferred Stock - 2.3%
GERMANY - 2.3%
Dräegerwerk AG	50,400	5,417,196
(Cost $4,639,797)

Short Term Investments - 8.0%	Par Value	Value
Money Market - 8.0%
State Street Global Advisors FDS	$19,230,870	19,230,870
(Cost $19,230,870)

TOTAL INVESTMENTS - 100.0%		240,116,324
(Cost $181,169,021)
OTHER ASSETS & LIABILITIES (NET) - 0.0%		39,294
NET ASSETS - 100%		$240,155,618

(a) Non-income producing security
(b) American Depository Receipt
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		21.5%
Industrials		14.1%
Consumer Staples		12.6%
Financials		9.6%
Information Technology		9.5%
Materials		7.8%
Telecommunication Services		6.6%
Health Care		5.7%
Utilities		4.7%
Cash and Other Assets (Net)		8.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  June 30, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at June 30, 2014
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock*	206,737,952	7,731,677	82,288	214,551,917
Depository Receipts	916,341	-	-	916,341
Preferred Stock	5,417,196	-	-	5,417,196
Short Term Investments	19,230,870	-	-	19,230,870
Total	$232,302,356	$7,731,677	$82,288	$240,116,324

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.
Foreign Value Small Cap Common Stock
Balances as of 3/31/2014	$81,523
Realized gain (loss)	$-
Changed in unrealized appreciation (depreciation)	$765
Purchases	$-
Sales	$-
Transfer into Level 3	$ - _
Balances as of 6/30/2014	$82,288

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Foreign Value Small Cap Fund had no transfers at period end.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the  following industries:

		Foreign Value Small Cap

Electric Utilities	$	$2,296,703
Electronic Equipment & Instruments		2,872,278
Food Products		2,562,696

		$7,731,677

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the  following industries:
Foreign Value Small Cap

Leisure Equipment & Products	$82,288

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014;

Common Stock	Fair Value June 30, 2014	Valuation Methodologies	Unobservable Input (1)	Range	Impact to Valuation from a Decrease in Input (2)
Foreign Value Small Cap	$82,288	Market Comparable	Comparability Adjustment	100%	Decrease

1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 22, 2014

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 22, 2014